Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,650,000
Proposed Maximum Offering Price per Unit	59.86
Maximum Aggregate Offering Price	$ 457,929,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,239.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of BioMarin Pharmaceutical Inc. (the "Registrant") that become issuable under the Registrant's 2017 Equity Incentive Plan, as Amended April 1, 2025 (the "2017 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that increases the number of outstanding shares of Common Stock. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on July 31, 2026 as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,355,297
Proposed Maximum Offering Price per Unit	59.86
Maximum Aggregate Offering Price	$ 260,708,078.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,003.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Amicus Therapeutics, Inc. 2025 Equity Incentive Plan (the "Amicus Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that increases the number of outstanding shares of Common Stock. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on July 31, 2026 as reported on the Nasdaq Global Select Market. The Amicus Plan was assumed by the Registrant and, as modified in connection with such assumption, permits equity awards thereunder to the extent permissible under applicable law and the Nasdaq Listing Rules.